Share-Based Payments - Option Program (Details)	12 Months Ended
Dec. 31, 2020 EquityInstruments shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Change | shares	1,089,000
As of December 31, number of options | EquityInstruments	1,089,000
CEO
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Change | shares	225,000
As of December 31, number of options | EquityInstruments	225,000
Other executive management
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Change | shares	415,000
As of December 31, number of options | EquityInstruments	415,000
Other employees, consultants and external parties
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Change | shares	449,000
As of December 31, number of options | EquityInstruments	449,000